Transactions with Related Parties And Affiliates - Note Receivable from Affiliates and Other (Details) $ / shares in Units, $ in Thousands	3 Months Ended		11 Months Ended			12 Months Ended
	Mar. 30, 2020 shares	Mar. 17, 2017 USD ($) shares	Dec. 13, 2019 USD ($)	Nov. 25, 2019 USD ($)	Nov. 15, 2012 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Mar. 16, 2017 $ / shares	Oct. 09, 2013
Related Party Transaction [Line Items]
Notes receivable		$ (29,423)				$ 0	$ 29,423
Common units outstanding | shares	10,987,679					10,987,679	11,270,283
Amounts due from related parties, short-term						$ 19,108	$ 28,562
Debt assumed for the acquisition of four drybulk vessels						(37,000)	0	$ 0
Payments to acquire notes receivable from affiliates						$ 0	$ 0	$ 4,050
General Partners, units outstanding | shares	230,524					230,524	230,006
Share purchase agreement
Related Party Transaction [Line Items]
Debt assumed for the acquisition of four drybulk vessels				$ (37,000)
Panamax Vessels | Share purchase agreement
Related Party Transaction [Line Items]
Number of vessels acquired				3
Ultra-Handymax Vessels | Share purchase agreement
Related Party Transaction [Line Items]
Number of vessels acquired				1
Navios Holdings
Related Party Transaction [Line Items]
Common units outstanding | shares						2,070,216
Ownership percentage of Navios Holdings	18.80%					18.80%
Olympos Maritime Ltd
Related Party Transaction [Line Items]
Navios Holdings' general partner interest in Navios Partners	2.10%					2.10%
Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units | shares								871,795
Navios Holdings
Related Party Transaction [Line Items]
Preferred distribution percentage		12.70%
Value of consideration given		$ 33,473
Amounts due from related parties, short-term						$ 11,825
Payments to acquire notes receivable from affiliates		$ 4,050
Navios Holdings | First Installment by July 1, 2020
Related Party Transaction [Line Items]
Amounts due from related parties, short-term						5,000
Navios Holdings | Second Installment by January 1, 2021
Related Party Transaction [Line Items]
Amounts due from related parties, long-term						$ 5,000
Navios Holdings | Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units | shares		871,795
Closing share price | $ / shares									$ 33.75
Navios Europe I
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings						5.00%	5.00%			5.00%
Navios Holdings
Related Party Transaction [Line Items]
Supplemental credit default insurance maximum cash payment					$ 20,000
Outstanding claim payable						$ 10,000
Navios Holdings | Navios Europe I
Related Party Transaction [Line Items]
Ownership percentage of Navios Holdings										47.50%
Contingent penalties expense			$ 3,182